FEDERATED TOTAL RETURN BOND FUND
(A Portfolio of Federated Total Return Series, Inc.)
Institutional Shares
Institutional Service Shares
Supplement to Prospectuses dated November 30, 1998

Please insert the following as the last paragraph to the subsection entitled "Mortgage-Backed Securities" on page 5 of the Prospectuses:

"The Fund may invest in mortgage-backed securities primarily by investing in another mutual fund that owns securities and that is advised by an affiliate of the adviser. This other mutual fund is managed independently of the Fund and may incur additional administrative expenses. The Fund may also invest in such securities directly.



                                                               February 18, 1999





 [Graphic]
Federated Investors
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com
Cusip 31428Q101
Cusip 31428Q507
G02573-01(2/99)                                                       505610



FEDERATED TOTAL RETURN BOND FUND
(A Portfolio of Federated Total Return Series, Inc.)
Institutional Shares
Institutional Service Shares
Supplement to Statement of Additional Information dated November 30, 1998

Please delete the section entitled "Investing in Securities of Other Investment Companies" on page 7 of the Statement of Additional Information and replace with the following:

"Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of money market funds, as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

The Fund may invest in mortgage-backed securities primarily by investing in another mutual fund that owns securities and that is advised by an affiliate of the adviser. This other mutual fund is managed independently of the Fund and may incur additional administrative expenses. The Fund may also invest in such securities directly.

Also, the Fund may invest in high-yield debt obligations primarily by investing in another mutual fund that owns securities and that is advised by an affiliate of the adviser. This other mutual fund is managed independently of the Fund and may incur additional administrative expenses. The Fund may also invest in such securities directly."



                                                               February 18, 1999





 [Graphic]
Federated Investors
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com
Cusip 31428Q101
Cusip 31428Q507
G02573-02 (2/99)